Distribution Date:	06/16/23	Wells Fargo Commercial Mortgage Trust 2018-C45
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2018-C45

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra	(212) 214-8970	A.J. Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001NAU2	3.131000%	14,405,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001NAV0	3.417000%	5,559,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001NAW8	4.147000%	37,388,000.00	36,457,201.36	510,546.96	125,990.01	5,393.02	0.00	641,929.99	35,946,654.40	32.22%	30.00%
A-3	95001NAX6	3.920000%	180,000,000.00	159,653,876.37	3,718,459.27	521,535.99	195.33	0.00	4,240,190.59	155,935,417.10	32.22%	30.00%
A-4	95001NAY4	4.184000%	223,783,000.00	223,783,000.00	0.00	780,256.73	0.00	0.00	780,256.73	223,783,000.00	32.22%	30.00%
A-S	95001NBB3	4.405000%	46,114,000.00	46,114,000.00	0.00	169,276.81	0.00	0.00	169,276.81	46,114,000.00	24.70%	23.00%
B	95001NBC1	4.556000%	32,115,000.00	32,115,000.00	0.00	121,929.95	0.00	0.00	121,929.95	32,115,000.00	19.46%	18.13%
C	95001NBD9	4.727000%	32,115,000.00	32,115,000.00	0.00	126,506.34	0.00	0.00	126,506.34	32,115,000.00	14.23%	13.25%
D	95001NAC2	3.000000%	21,174,000.00	21,174,000.00	0.00	52,935.00	0.00	0.00	52,935.00	21,174,000.00	10.77%	10.04%
E-RR	95001NAE8	5.014515%	14,234,000.00	14,234,000.00	0.00	59,480.50	0.00	0.00	59,480.50	14,234,000.00	8.45%	7.88%
F-RR	95001NAG3	5.014515%	8,235,000.00	8,235,000.00	0.00	34,412.11	0.00	0.00	34,412.11	8,235,000.00	7.11%	6.63%
G-RR	95001NAJ7	5.014515%	9,881,000.00	9,881,000.00	0.00	41,290.35	0.00	0.00	41,290.35	9,881,000.00	5.50%	5.13%
H-RR	95001NAL2	5.014515%	7,411,000.00	7,411,000.00	0.00	30,968.81	0.00	0.00	30,968.81	7,411,000.00	4.29%	4.00%
J-RR*	95001NAN8	5.014515%	26,351,419.00	26,349,790.07	0.00	102,407.33	0.00	49,965.77	102,407.33	26,299,824.30	0.00%	0.00%
V	95001NAQ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95001NAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			658,765,419.00	617,522,867.80	4,229,006.23	2,166,989.93	5,588.35	49,965.77	6,401,584.51	613,243,895.80

X-A	95001NAZ1	0.934107%	461,135,000.00	419,894,077.73	0.00	326,854.84	286,396.49	0.00	613,251.33	415,665,071.50
X-B	95001NBA5	0.471851%	110,344,000.00	110,344,000.00	0.00	43,388.26	0.00	0.00	43,388.26	110,344,000.00
X-D	95001NAA6	2.014515%	21,174,000.00	21,174,000.00	0.00	35,546.11	0.00	0.00	35,546.11	21,174,000.00
Notional SubTotal			592,653,000.00	551,412,077.73	0.00	405,789.21	286,396.49	0.00	692,185.70	547,183,071.50

Deal Distribution Total					4,229,006.23	2,572,779.14	291,984.84	49,965.77	7,093,770.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001NAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001NAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001NAW8	975.10434792	13.65536964	3.36979806	0.00000000	0.00000000	0.14424468	0.00000000	17.16941238	961.44897828
A-3	95001NAX6	886.96597983	20.65810706	2.89742217	0.00000000	0.00000000	0.00108517	0.00000000	23.55661439	866.30787278
A-4	95001NAY4	1,000.00000000	0.00000000	3.48666668	0.00000000	0.00000000	0.00000000	0.00000000	3.48666668	1,000.00000000
A-S	95001NBB3	1,000.00000000	0.00000000	3.67083337	0.00000000	0.00000000	0.00000000	0.00000000	3.67083337	1,000.00000000
B	95001NBC1	1,000.00000000	0.00000000	3.79666667	0.00000000	0.00000000	0.00000000	0.00000000	3.79666667	1,000.00000000
C	95001NBD9	1,000.00000000	0.00000000	3.93916674	0.00000000	0.00000000	0.00000000	0.00000000	3.93916674	1,000.00000000
D	95001NAC2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	95001NAE8	1,000.00000000	0.00000000	4.17876212	0.00000000	0.00000000	0.00000000	0.00000000	4.17876212	1,000.00000000
F-RR	95001NAG3	1,000.00000000	0.00000000	4.17876260	0.00000000	0.00000000	0.00000000	0.00000000	4.17876260	1,000.00000000
G-RR	95001NAJ7	1,000.00000000	0.00000000	4.17876227	0.00000000	0.00000000	0.00000000	0.00000000	4.17876227	1,000.00000000
H-RR	95001NAL2	1,000.00000000	0.00000000	4.17876265	0.00000000	0.00000000	0.00000000	0.00000000	4.17876265	1,000.00000000
J-RR	95001NAN8	999.93818435	0.00000000	3.88621691	0.29228711	9.42945160	0.00000000	1.89613205	3.88621691	998.04205231
V	95001NAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95001NAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001NAZ1	910.56648862	0.00000000	0.70880510	0.00000000	0.00000000	0.62106865	0.00000000	1.32987375	901.39562493
X-B	95001NBA5	1,000.00000000	0.00000000	0.39320906	0.00000000	0.00000000	0.00000000	0.00000000	0.39320906	1,000.00000000
X-D	95001NAA6	1,000.00000000	0.00000000	1.67876216	0.00000000	0.00000000	0.00000000	0.00000000	1.67876216	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	125,990.01	0.00	125,990.01	0.00	0.00	0.00	125,990.01	0.00
A-3	05/01/23 - 05/30/23	30	0.00	521,536.00	0.00	521,536.00	0.00	0.00	0.00	521,535.99	0.00
A-4	05/01/23 - 05/30/23	30	0.00	780,256.73	0.00	780,256.73	0.00	0.00	0.00	780,256.73	0.00
X-A	05/01/23 - 05/30/23	30	0.00	326,854.84	0.00	326,854.84	0.00	0.00	0.00	326,854.84	0.00
X-B	05/01/23 - 05/30/23	30	0.00	43,388.26	0.00	43,388.26	0.00	0.00	0.00	43,388.26	0.00
X-D	05/01/23 - 05/30/23	30	0.00	35,546.11	0.00	35,546.11	0.00	0.00	0.00	35,546.11	0.00
A-S	05/01/23 - 05/30/23	30	0.00	169,276.81	0.00	169,276.81	0.00	0.00	0.00	169,276.81	0.00
B	05/01/23 - 05/30/23	30	0.00	121,929.95	0.00	121,929.95	0.00	0.00	0.00	121,929.95	0.00
C	05/01/23 - 05/30/23	30	0.00	126,506.34	0.00	126,506.34	0.00	0.00	0.00	126,506.34	0.00
D	05/01/23 - 05/30/23	30	0.00	52,935.00	0.00	52,935.00	0.00	0.00	0.00	52,935.00	0.00
E-RR	05/01/23 - 05/30/23	30	0.00	59,480.50	0.00	59,480.50	0.00	0.00	0.00	59,480.50	0.00
F-RR	05/01/23 - 05/30/23	30	0.00	34,412.11	0.00	34,412.11	0.00	0.00	0.00	34,412.11	0.00
G-RR	05/01/23 - 05/30/23	30	0.00	41,290.35	0.00	41,290.35	0.00	0.00	0.00	41,290.35	0.00
H-RR	05/01/23 - 05/30/23	30	0.00	30,968.81	0.00	30,968.81	0.00	0.00	0.00	30,968.81	0.00
J-RR	05/01/23 - 05/30/23	30	239,775.29	110,109.51	0.00	110,109.51	7,702.18	0.00	0.00	102,407.33	248,479.43
Totals			239,775.29	2,580,481.33	0.00	2,580,481.33	7,702.18	0.00	0.00	2,572,779.14	248,479.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	7,093,770.21
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,592,166.97	Master Servicing Fee	4,176.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,394.34
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	265.62
ARD Interest	0.00	Operating Advisor Fee	1,314.64
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	244.37
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,592,166.97	Total Fees	11,685.64

Principal		Expenses/Reimbursements
Scheduled Principal	479,964.88	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(8,935.75)
Principal Prepayments	3,749,041.35	Special Servicing Fees (Monthly)	15,913.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,054.05
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(330.00)
Total Principal Collected	4,229,006.23	Total Expenses/Reimbursements	7,702.18

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	291,984.83	Interest Distribution	2,572,779.15
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,229,006.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	291,984.83
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	291,984.83	Total Payments to Certificateholders and Others	7,093,770.21
Total Funds Collected	7,113,158.03	Total Funds Distributed	7,113,158.03

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	617,522,867.80	617,522,867.80	Beginning Certificate Balance	617,522,867.80
(-) Scheduled Principal Collections	479,964.88	479,964.88	(-) Principal Distributions	4,229,006.23
(-) Unscheduled Principal Collections	3,749,041.35	3,749,041.35	(-) Realized Losses	49,965.77
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	49,965.77
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	49,965.77	49,965.77	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	613,243,895.80	613,243,895.80	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	617,621,261.46	617,621,261.46	Ending Certificate Balance	613,243,895.80
Ending Actual Collateral Balance	613,275,411.74	613,275,411.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.01%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	1	744,997.29	0.12%	60	5.8500	1.300000	1.30 or less	8	71,477,995.32	11.66%	60	5.1819	0.961723
1,000,001 to 2,000,000	4	6,737,877.93	1.10%	58	5.5631	1.419955	1.31 to 1.40	4	87,407,118.87	14.25%	58	4.8605	1.334057
2,000,001 to 3,000,000	5	11,980,075.06	1.95%	58	5.2574	2.405297	1.41 to 1.50	1	1,862,802.84	0.30%	60	5.6800	1.507300
3,000,001 to 4,000,000	2	6,483,690.76	1.06%	59	5.3851	1.735990	1.51 to 1.75	7	108,065,968.29	17.62%	60	5.0945	1.650723
4,000,001 to 5,000,000	1	4,004,903.49	0.65%	59	5.0500	1.792500	1.76 to 2.00	8	87,347,827.88	14.24%	59	4.9436	1.861073
5,000,001 to 6,000,000	2	11,386,013.93	1.86%	59	5.0397	2.267704	2.01 to 3.00	13	180,582,151.93	29.45%	59	4.7702	2.307088
6,000,001 to 7,000,000	4	26,584,344.53	4.34%	60	5.3340	1.217796	3.01 or greater	4	76,500,030.67	12.47%	59	4.4516	3.206463
7,000,001 to 8,000,000	2	15,054,699.77	2.45%	60	5.2342	1.816828	Totals	45	613,243,895.80	100.00%	59	4.8759	1.942159
8,000,001 to 9,000,000	3	26,329,730.25	4.29%	60	4.8873	1.332106
9,000,001 to 10,000,000	1	9,660,080.60	1.58%	60	4.8400	1.590000
10,000,001 to 15,000,000	7	86,151,854.95	14.05%	60	5.0212	1.996717
15,000,001 to 20,000,000	4	71,902,893.46	11.73%	59	4.6137	2.450798
20,000,001 to 30,000,000	4	105,676,198.96	17.23%	60	4.9230	1.946777
30,000,001 to 50,000,000	4	165,452,193.50	26.98%	60	4.7292	2.153831
50,000,001 or greater	1	65,094,341.32	10.61%	58	4.7580	1.335400
Totals	45	613,243,895.80	100.00%	59	4.8759	1.942159
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	7,010,190.14	1.14%	58	4.5878	2.178118
							Industrial	2	23,310,080.60	3.80%	60	4.7041	1.904810
Arizona	1	12,908,891.23	2.11%	60	4.9860	2.475800
							Lodging	4	34,624,137.14	5.65%	60	5.1206	1.907920
California	11	173,496,531.32	28.29%	60	4.7787	2.134354
							Mixed Use	2	3,871,601.44	0.63%	59	5.4757	0.686277
Colorado	3	17,611,006.56	2.87%	59	5.3200	1.964200
							Mobile Home Park	13	38,769,022.31	6.32%	59	5.2030	2.153218
Connecticut	1	3,245,898.32	0.53%	59	5.4700	0.929000
							Multi-Family	2	62,673,519.94	10.22%	61	5.0477	1.644969
Delaware	1	26,894,822.51	4.39%	59	4.6550	1.870900
							Office	10	137,973,742.34	22.50%	60	4.6642	1.940501
Florida	6	12,207,386.50	1.99%	59	4.8299	2.983781
							Retail	33	212,386,744.35	34.63%	59	4.7773	1.790382
Georgia	4	18,430,008.38	3.01%	59	5.2376	1.842941
							Self Storage	19	99,635,047.67	16.25%	60	5.0759	2.442244
Illinois	3	4,439,825.18	0.72%	58	4.2700	2.441900
							Totals	85	613,243,895.80	100.00%	59	4.8759	1.942159
Indiana	1	1,550,000.00	0.25%	58	4.2700	2.441900

Louisiana	3	4,885,286.11	0.80%	58	4.2700	2.441900

Maryland	1	2,875,000.00	0.47%	58	4.2700	2.441900

Michigan	1	1,771,601.44	0.29%	59	5.8500	0.123200

New Mexico	1	2,324,921.60	0.38%	60	5.5700	1.875600

New York	4	21,761,424.96	3.55%	60	5.0213	1.971158

North Carolina	8	39,036,322.77	6.37%	60	5.2536	1.715739

Ohio	8	29,794,807.26	4.86%	59	4.7357	2.007108

Oregon	1	1,655,442.65	0.27%	54	4.8300	1.810000

Pennsylvania	1	41,357,193.50	6.74%	60	5.1000	1.163000

Tennessee	4	26,379,790.93	4.30%	59	4.8662	1.803209

Texas	14	71,625,185.50	11.68%	60	4.8721	2.285123

Virginia	3	72,119,341.32	11.76%	58	4.7105	1.443182

Washington	2	18,933,236.39	3.09%	59	5.0161	2.041698

Wyoming	1	929,781.22	0.15%	58	4.2700	2.441900

Totals	85	613,243,895.80	100.00%	59	4.8759	1.942159

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.250% or less	1	20,000,000.00	3.26%	58	3.7086	3.315300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	67,545,000.00	11.01%	59	4.2678	2.378167	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	113,425,619.40	18.50%	60	4.6742	2.559798	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	191,459,606.73	31.22%	59	4.8517	1.699309	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	10	103,091,037.98	16.81%	60	5.1017	1.466852	49 months or greater	45	613,243,895.80	100.00%	59	4.8759	1.942159
	5.251% to 5.500%	6	69,145,947.08	11.28%	59	5.3471	1.664357	Totals	45	613,243,895.80	100.00%	59	4.8759	1.942159
	5.501% to 5.750%	6	44,612,054.88	7.27%	60	5.5967	1.733777
	5.751% to 6.000%	3	3,964,629.73	0.65%	60	5.8683	1.193511
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	613,243,895.80	100.00%	59	4.8759	1.942159
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	56 months or less	2	4,140,065.86	0.68%	55	4.8120	3.208569	Interest Only	9	153,981,150.00	25.11%	60	4.5971	2.265828
	57 months or greater	43	609,103,829.94	99.32%	59	4.8764	1.933551	300 months or less	36	459,262,745.80	74.89%	59	4.9694	1.833640
	Totals	45	613,243,895.80	100.00%	59	4.8759	1.942159	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	613,243,895.80	100.00%	59	4.8759	1.942159
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	34,373,298.09	5.61%	59	5.0689	1.425627			No outstanding loans in this group
	12 months or less	38	568,672,503.54	92.73%	59	4.8619	1.975435
	13 months to 24 months	1	10,198,094.17	1.66%	59	5.0100	1.827600
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	613,243,895.80	100.00%	59	4.8759	1.942159
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310944618	RT	Leesburg	VA	Actual/360	4.758%	267,004.27	73,685.33	0.00	N/A	04/01/28	--	65,168,026.65	65,094,341.32	06/01/23
2	310945061	SS	Various	Various	Actual/360	4.680%	194,649.00	0.00	0.00	N/A	06/11/28	--	48,300,000.00	48,300,000.00	06/11/23
3	310741003	OF	Pittsburgh	PA	Actual/360	5.100%	181,843.24	49,236.18	0.00	N/A	06/11/28	--	41,406,429.68	41,357,193.50	06/11/23
4	310945371	MF	Sacramento	CA	Actual/360	4.845%	158,539.17	0.00	0.00	N/A	07/11/28	--	38,000,000.00	38,000,000.00	06/11/23
5	883100845	Various Various		Various	Actual/360	4.270%	138,970.12	0.00	0.00	N/A	04/06/28	--	37,795,000.00	37,795,000.00	06/06/23
6	310944763	OF	San Diego	CA	Actual/360	4.265%	109,261.01	0.00	0.00	N/A	06/11/28	--	29,750,000.00	29,750,000.00	06/11/23
7	883100852	RT	Newark	DE	Actual/360	4.655%	107,959.05	37,896.21	0.00	N/A	05/06/28	--	26,932,718.72	26,894,822.51	06/06/23
8	300571828	MF	Fayetteville	NC	Actual/360	5.360%	114,000.89	25,758.23	0.00	N/A	06/06/28	--	24,699,278.17	24,673,519.94	06/06/23
9	300571830	SS	Thousand Oaks	CA	Actual/360	5.580%	117,164.62	26,039.99	0.00	N/A	06/06/28	--	24,383,896.50	24,357,856.51	06/06/23
10	883100859	OF	San Francisco	CA	Actual/360	3.709%	63,870.33	0.00	0.00	04/06/28	04/06/31	--	20,000,000.00	20,000,000.00	06/06/23
11	310945340	RT	Franklin	TN	30/360	4.839%	73,889.12	31,515.94	0.00	N/A	05/11/28	--	18,323,402.84	18,291,886.90	05/11/23
12	300571824	MH	Pueblo	CO	Actual/360	5.320%	80,777.06	21,627.64	0.00	N/A	05/06/28	--	17,632,634.20	17,611,006.56	06/06/23
13	310943929	OF	Roseville	CA	Actual/360	4.710%	64,893.33	0.00	0.00	N/A	06/11/28	--	16,000,000.00	16,000,000.00	06/11/23
14	300571836	RT	Montclair	CA	Actual/360	5.120%	60,928.20	0.00	0.00	N/A	07/06/28	--	13,819,400.00	13,819,400.00	06/06/23
15	883100865	LO	Tucson	AZ	Actual/360	4.986%	55,508.16	19,527.13	0.00	N/A	06/06/28	--	12,928,418.36	12,908,891.23	06/06/23
16	883100863	IN	New Albany	OH	Actual/360	4.608%	54,163.20	0.00	0.00	06/06/28	06/06/30	--	13,650,000.00	13,650,000.00	06/06/23
17	883100860	SS	Evans	GA	Actual/360	5.260%	57,699.94	15,825.55	0.00	N/A	05/06/28	--	12,738,855.60	12,723,030.05	06/06/23
19	300571834	MH	Various	NC	Actual/360	4.980%	53,604.17	0.00	0.00	N/A	06/06/28	--	12,500,000.00	12,500,000.00	06/06/23
20	883100853	LO	Sumner	WA	Actual/360	5.245%	46,824.77	14,987.36	0.00	N/A	05/06/28	--	10,367,426.86	10,352,439.50	06/06/23
21	310945147	IN	Lysander	NY	Actual/360	4.840%	40,323.67	15,020.35	0.00	N/A	06/11/28	--	9,675,100.95	9,660,080.60	06/11/23
22	600944624	RT	Various	Various	Actual/360	5.010%	44,048.18	12,030.80	0.00	N/A	05/11/28	--	10,210,124.97	10,198,094.17	06/11/23
23	883100862	LO	Lancaster	CA	Actual/360	5.000%	37,779.87	13,218.18	0.00	N/A	06/06/28	--	8,774,680.23	8,761,462.05	06/06/23
24	883100850	OF	Dripping Springs	TX	Actual/360	4.918%	38,108.83	11,191.01	0.00	N/A	05/06/28	02/06/28	8,998,662.32	8,987,471.31	06/06/23
25	883100861	RT	Spokane	WA	Actual/360	4.740%	35,072.21	11,821.82	0.00	N/A	06/06/28	--	8,592,618.71	8,580,796.89	06/06/23
26	310741026	OF	Uniontown	OH	Actual/360	5.480%	36,185.55	13,535.58	0.00	N/A	06/11/28	--	7,668,235.35	7,654,699.77	06/11/23
27	310741027	OF	Houston	TX	Actual/360	5.650%	32,880.66	13,850.16	0.00	N/A	06/11/28	--	6,758,227.92	6,744,377.76	06/11/23
28	310945442	RT	Forest Hills	NY	Actual/360	4.980%	31,733.67	0.00	0.00	N/A	06/11/28	--	7,400,000.00	7,400,000.00	06/11/23
29	310741029	SS	Sonora	CA	Actual/360	5.550%	32,156.91	7,808.19	0.00	N/A	06/11/28	--	6,728,560.00	6,720,751.81	06/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	883100864	RT	Fulshear	TX	Actual/360	5.071%	29,521.28	8,089.98	0.00	N/A	06/06/28	--	6,760,554.94	6,752,464.96	06/06/23
32	410943868	RT	Rancho Cucamonga	CA	Actual/360	5.050%	27,686.52	0.00	0.00	N/A	05/11/28	--	6,366,750.00	6,366,750.00	06/11/23
33	410944776	RT	Vacaville	CA	Actual/360	4.970%	24,497.47	8,671.89	0.00	N/A	06/11/28	--	5,724,079.35	5,715,407.46	06/11/23
34	310741034	SS	The Woodlands	TX	Actual/360	5.110%	24,982.24	6,816.28	0.00	N/A	04/11/28	--	5,677,422.75	5,670,606.47	06/11/23
36	410944648	RT	Vacaville	CA	Actual/360	5.050%	17,436.84	4,846.77	0.00	N/A	05/11/28	--	4,009,750.26	4,004,903.49	06/11/23
37	310741037	MF	Dundalk	MD	Actual/360	5.410%	17,722.91	3,754,366.80	0.00	N/A	05/11/28	--	3,804,332.57	0.00	06/11/23
38	310741038	RT	Waterbury	CT	Actual/360	5.470%	15,310.26	4,496.53	0.00	N/A	05/11/28	--	3,250,394.85	3,245,898.32	06/11/23
39	310741039	RT	Mableton	GA	Actual/360	5.300%	14,798.09	4,637.57	0.00	N/A	05/11/28	--	3,242,430.01	3,237,792.44	06/11/23
40	310741040	LO	Batavia	NY	Actual/360	5.700%	12,785.28	3,465.93	0.00	N/A	04/11/28	--	2,604,810.29	2,601,344.36	06/11/23
41	310741041	RT	Waycross	GA	Actual/360	5.040%	10,730.31	3,236.75	0.00	N/A	04/11/28	--	2,472,422.64	2,469,185.89	06/11/23
42	310741042	MH	Sebring	FL	Actual/360	4.800%	10,281.49	2,835.14	0.00	N/A	01/11/28	--	2,487,458.35	2,484,623.21	06/11/23
43	310741043	MH	Albuquerque	NM	Actual/360	5.570%	11,166.28	3,138.44	0.00	N/A	06/11/28	--	2,328,060.04	2,324,921.60	06/11/23
44	410944742	MU	Brooklyn	NY	Actual/360	5.160%	9,331.00	0.00	0.00	N/A	05/11/28	--	2,100,000.00	2,100,000.00	06/11/23
45	310741045	SS	Various	NC	Actual/360	5.680%	9,123.21	2,459.46	0.00	N/A	06/11/28	--	1,865,262.30	1,862,802.84	06/11/23
46	310741046	MU	Garfield	MI	Actual/360	5.850%	8,935.89	2,272.99	0.00	N/A	05/11/28	--	1,773,874.43	1,771,601.44	06/11/23
47	310741047	MH	Bend	OR	Actual/360	4.830%	6,894.90	2,318.50	0.00	N/A	12/11/27	10/11/27	1,657,761.15	1,655,442.65	06/11/23
48	310741048	MH	Tampa	FL	Actual/360	5.900%	7,366.09	1,827.53	0.00	N/A	06/11/28	--	1,449,858.53	1,448,031.00	06/11/23
49	310741049	MH	Cape Canaveral	FL	Actual/360	5.850%	3,757.71	950.02	0.00	N/A	06/11/28	--	745,947.31	744,997.29	06/11/23
Totals							2,592,166.97	4,229,006.23	0.00				617,522,867.80	613,243,895.80
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,948,646.83	2,205,708.06	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,407,816.13	1,797,906.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,224,973.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,866,671.40	810,642.57	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,832,489.71	1,017,304.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,280,154.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,529,742.12	868,582.90	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,411,755.86	646,942.56	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,472,216.91	880,753.42	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	29,229,475.56	7,706,425.52	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	17,386,497.37	4,567,886.23	01/01/23	03/31/23	--	0.00	0.00	104,274.66	104,274.66	0.00	0.00
12	2,032,889.00	612,152.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,930,810.40	565,784.46	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,245,416.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,407,816.52	2,502,684.01	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,325,182.46	334,573.96	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,528,508.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,376,535.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,681,856.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,023,571.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	894,118.95	114,981.45	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,225,713.76	313,316.49	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	115,413.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	634,060.98	221,899.73	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	14,699.13	0.00
29	800,884.43	207,132.87	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	10,077.71	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	663,689.76	134,114.66	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	549,345.44	164,262.34	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	741,929.65	325,074.08	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	495,754.55	124,567.16	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	358,073.07	73,542.54	01/01/21	03/31/21	12/12/22	0.00	0.00	0.00	0.00	0.00	0.00
38	205,298.12	66,416.97	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	431,364.00	160,923.59	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	656,979.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	308,308.36	71,469.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	308,377.36	155,076.11	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	326,264.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	207,057.38	32,008.19	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	215,909.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	31,468.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	247,796.25	68,986.32	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	5,994.37	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	110,560,833.74	26,751,119.89				0.00	0.00	104,274.66	104,274.66	30,771.21	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment PremiumAmount	Yield Maintenance Amount
37	310741037	3,749,041.35	DPO	0.00	291,984.83
Totals		3,749,041.35		0.00	291,984.83
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,749,041.35	4.875920%	4.834307%	59
05/17/23	0	0.00	0	0.00	1	3,804,332.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.879364%	4.836333%	60
04/17/23	0	0.00	0	0.00	1	3,810,203.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.879536%	4.836491%	61
03/17/23	0	0.00	0	0.00	1	3,815,476.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.879704%	4.836642%	62
02/17/23	0	0.00	0	0.00	1	3,822,441.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.889832%	4.846938%	63
01/18/23	0	0.00	0	0.00	1	3,827,657.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.889999%	4.847089%	64
12/16/22	0	0.00	0	0.00	1	3,832,850.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.890166%	4.847240%	65
11/18/22	0	0.00	0	0.00	1	3,838,593.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.890353%	4.864094%	66
10/17/22	0	0.00	0	0.00	1	3,843,735.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.890517%	4.864251%	67
09/16/22	0	0.00	0	0.00	1	3,849,429.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.890702%	4.864429%	68
08/17/22	0	0.00	0	0.00	1	3,854,520.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.890865%	4.864584%	69
07/15/22	1	8,910,927.33	0	0.00	1	3,859,588.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.891026%	4.864738%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		527,774,496	527,774,496	0		0
> 60 Months		85,469,400	85,469,400	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	613,243,896	613,243,896	0	0	0	0
May-23	617,522,868	613,718,535	0	0	3,804,333	0
Apr-23	618,050,619	614,240,415	0	0	3,810,203	0
Mar-23	618,453,153	614,637,676	0	0	3,815,477	0
Feb-23	624,000,575	620,178,134	0	0	3,822,441	0
Jan-23	624,404,121	620,576,463	0	0	3,827,658	0
Dec-22	624,803,118	620,970,268	0	0	3,832,851	0
Nov-22	625,242,445	621,403,852	0	0	3,838,593	0
Oct-22	625,637,746	621,794,011	0	0	3,843,735	0
Sep-22	626,073,504	622,224,075	0	0	3,849,429	0
Aug-22	626,465,142	622,610,621	0	0	3,854,521	0
Jul-22	626,855,055	614,084,539	8,910,927	0	3,859,589	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	310741003	41,357,193.50	41,357,193.50	66,600,000.00	03/13/18	3,224,973.00	1.16300	12/31/22	06/11/28	300
27	310741027	6,744,377.76	6,744,377.76	12,800,000.00	03/13/18	115,413.00	0.20580	12/31/22	06/11/28	239
37	310741037	0.00	-	5,100,000.00	11/16/22	68,742.54	0.99410	03/31/21	05/11/28	298
Totals		48,101,571.26	48,101,571.26	84,500,000.00		3,409,128.54

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	310741003	OF	PA	11/18/22	1

Loan continues to remain current, via the CMA and cash trap. Borrower sent in a proposal for a loan modification that included securing new equity, waiver of principal and reserve payments for 18 months, funding shortfalls in operating expense from excess cash reserve and payment to mezz lender. Borrower proposal was rejected. Continuing discussions with the Borrower.

27	310741027	OF	TX	01/25/22	13

The loan transferred to the Special Servicer on 1/25/2022. Borrower requested that Lender turn over approximately $1.7M from the Excess Cash Flow Reserve due to an alleged scrivener's error in the First Amendment to the Cash Management

Agreement. Borrower filed a lawsuit against the Trust and the originator in Dec 2021 and a trial is scheduled in 8/2023. The loan is secured by an office building in Houston, which is 100% leased to Alltran Financial until 12/31/2025. The building is currently dark. The loan remains current on P&I payments at this time. Parties are discussing a potential settlement.

37	310741037	MF	MD	09/20/21	13

The Loan was transferred to Special Servicer on 9/20/21 due to Delinquent Payments after the Borrower failed to make the 07/11/2021 payment. Notice of Default was sent on 9/23/21 and local counsel was retained to file for foreclosure and

receivership.The Property consists of a 64-unit multifamily (garden/low rise) project located on a 1.90 acre site in Dundalk, Maryland. The improvements were built in 1948 and renovated in 2014. The Property is spread across three 2-story buildings which total 35,200 SF. All buildings have 1BD/1BA floorplans. Current occupancy is approximately 95%. The foreclosure sale, which was scheduled to occur on 6/29/22, was canceled after the Borrower filed for bankruptcy on

6/21/22. Motion for use of cash collateral was filed by the Borrower's BK attorney on 7/12/22. Objections to the use of cash collateral, property management and cash management were filed by the Lender's BK counsel. The court approved the Borrower's use of cash collateral for payments of expenses necessary to maintain the Property and also required the Borrower to remit monthly interest debt payments to the Lender. Chapter 11 Trustee was appointed in November due to the Borrower's mismanagement of the Property, including the Borrower's inability to keep proper financial records and comingling of Property's rents. The Trustee is in process of marketing and selling the Property. BK litigation is ongoing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	310945340	19,377,494.65	4.83900%	19,377,494.65 4.83900%		10	07/08/20	06/11/20	08/11/20
11	310945340	0.00	4.83900%	0.00	4.83900%	10	12/29/21	06/11/20	08/11/20
Totals		19,377,494.65		19,377,494.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	310741018 05/17/21	13,000,000.00	138,420,000.00	13,461,532.75	461,532.75	13,461,532.75	13,000,000.00	0.00	0.00	0.00	0.00	0.00%
30	310944542 02/17/22	6,611,561.33	6,800,000.00	9,870,361.62	866,100.28	8,535,701.08	7,669,600.80	0.00	0.00	(526.84)	526.84	0.00%
37	310741037 06/16/23	3,804,332.57	5,100,000.00	5,417,246.41	934,618.94	5,417,246.41	4,482,627.47	49,965.77	0.00	0.00	49,965.77	1.21%
Current Period Totals		3,804,332.57	5,100,000.00	5,417,246.41	934,618.94	5,417,246.41	4,482,627.47	49,965.77	0.00	0.00	49,965.77
Cumulative Totals		23,415,893.90	150,320,000.00	28,749,140.78	2,262,251.97	27,414,480.24	25,152,228.27	49,965.77	0.00	(526.84)	50,492.61

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	310741018	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	310944542	04/17/23	0.00	0.00	526.84	0.00	0.00	(369.87)	0.00	0.00	1,629.14
		02/17/23	0.00	0.00	526.84	0.00	0.00	369.87	0.00	0.00
		01/18/23	0.00	0.00	526.84	0.00	0.00	184.62	0.00	0.00
		10/17/22	0.00	0.00	342.22	0.00	0.00	(331.28)	0.00	0.00
		05/17/22	0.00	0.00	1,775.80	0.00	0.00	1,102.30	0.00	0.00
		04/18/22	0.00	0.00	673.50	0.00	0.00	329.40	0.00	0.00
		02/25/22	0.00	0.00	0.00	0.00	0.00	344.10	0.00	0.00
37	310741037	06/16/23	0.00	0.00	49,965.77	0.00	0.00	49,965.77	0.00	0.00	49,965.77
Current Period Totals			0.00	0.00	49,965.77	0.00	0.00	49,965.77	0.00	0.00	49,965.77
Cumulative Totals			0.00	0.00	50,492.61	0.00	0.00	51,594.91	0.00	0.00	51,594.91

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	8,913.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	1,054.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	(8,935.75)	0.00	0.00	0.00	0.00	(330.00)	0.00
Total	0.00	0.00	15,913.88	0.00	1,054.05	(8,935.75)	0.00	0.00	0.00	0.00	(330.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,702.18

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27